Accrued Expenses and Other Liabilities (Details) - Schedule of Accrued Expenses and Other Liabilities - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Schedule of Accrued Expenses and Other Liabilities [Abstract]
Vacation, convalescence and bonus accruals	$ 461	$ 759
Employees and payroll related	612	539
Short term operating lease liabilities	667	653
Accrued expenses and other	1,697	2,708
Accrued expenses and other liabilities, Total	$ 3,437	$ 4,659